Acquisition of Clear RF LLC (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Schedule of aggregate amount of the total acquisition consideration and purchase price
The aggregate amount of the total acquisition consideration is $700,000, comprised as follows:

Consideration	Note	Fair Value
Cash		$155,015
Fair value of 23,949 shares at $8.14 per share	(i)	194,985
Future purchase consideration	(ii)	350,000
Total Consideration		$700,000

(i)	The fair value of the shares issued was determined by multiplying the number shares issued by the share price of the Company on March 31, 2021.

(ii)	Future consideration represents the expected future payments of cash and common shares. Since the balance of the shares and the cash is due within one year, the Company did not discount the future purchase consideration for the time value of money.

The purchase price was allocated as follows:

Purchase price allocation	Fair Value
Purchase price	$700,000

Less: Net assets acquired
Net identifiable tangible assets	127,106
Net identifiable intangible assets	522,637
649,743
Goodwill	$50,257